Note 21 Deposits from credit institutions (Details) - EUR (€) € in Millions		Jun. 30, 2022	Dec. 31, 2021
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		€ (26,431)	€ (19,834)
SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		(2,883)	(2,047)
MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		(1,366)	(1,002)
TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		(1,009)	(792)
South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		(2,702)	(1,757)
Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		(8,114)	(7,500)
Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		(10,358)	(6,736)
Demand Deposits [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		(12,476)	(7,601)
Demand Deposits [Member] | SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		(1,258)	(1,671)
Demand Deposits [Member] | MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		(695)	(444)
Demand Deposits [Member] | TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		(393)	(83)
Demand Deposits [Member] | South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		(675)	(532)
Demand Deposits [Member] | Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		(4,134)	(1,841)
Demand Deposits [Member] | Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		(5,320)	(3,030)
Time deposits and other [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	(10,694)	(8,599)
Time deposits and other [Member] | SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	(1,625)	(375)
Time deposits and other [Member] | MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	(671)	(558)
Time deposits and other [Member] | TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	(566)	(672)
Time deposits and other [Member] | South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	(2,026)	(1,225)
Time deposits and other [Member] | Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	(2,810)	(3,110)
Time deposits and other [Member] | Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	(2,997)	(2,657)
Repurchase Agreements [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		(3,261)	(3,634)
Repurchase Agreements [Member] | SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		0	0
Repurchase Agreements [Member] | MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		0	0
Repurchase Agreements [Member] | TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		(50)	(37)
Repurchase Agreements [Member] | South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		0	0
Repurchase Agreements [Member] | Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		(1,171)	(2,549)
Repurchase Agreements [Member] | Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		€ (2,040)	€ (1,048)

[1]	(*) Subordinated deposits are included amounting to €15 million and €14 million as of June 30, 2022 and December 31, 2021, respectively